Tax regulations - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 16, 2021	Jan. 01, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2022 ARS ($)
Statement [Line Items]
Income tax rate	35.00%	25.00%	30.00%	30.00%	30.00%	30.00%
Dividend withholding tax rate						13.00%	7.00%
Export duty rate			8.00%
Deductible interest			$ 20,000
Tax expense (income) at applicable tax rate			130,054	$ 45,829		$ (33,859)
Capital commitments								$ 30,000,000
General Resolution No. 5,248/2022 [Member]
Statement [Line Items]
Income tax rate				25.00%	25.00%
Tax expense (income) at applicable tax rate					$ 100,000,000
Income tax paid under consecutive installments			$ 8,300
Bottom of range [member]
Statement [Line Items]
Income tax rate							30.00%
Top of range [member]
Statement [Line Items]
Income tax rate							35.00%
PAIS [Member]
Statement [Line Items]
Emergency tax rate			30.00%
Tax term			5 years
Mexico [member]
Statement [Line Items]
Income tax rate			30.00%
Forecast [Member]
Statement [Line Items]
Income tax rate			30.00%
Dividend withholding tax rate			7.00%